Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the consolidated financial statements were issued.

On April 22, 2024, the Company completed its initial public offering on the Nasdaq Stock Market, issuing 1,050,000 Ordinary Shares at $4.00 per share or gross proceeds of $4.20 million. After deducting underwriting discounts and offering expenses the Company received net proceeds of $1.35 million.

On May 8, 2024, the underwriters of the initial public offering fully exercised their over-allotment option to purchase an additional 157,500 Ordinary Shares at a price of $4.00 per share (the “Additional Shares Offering”). On May 10, 2024, the Additional Shares Offering was closed. As a result, 157,500 Ordinary Shares were issued for $0.63 million. After deducting underwriting discounts and the offering expenses, the Company received net proceeds of $0.57 million.

The Company’s loan transactions after December 31, 2023, are as follows.

On February 21, 2024, Wuxi Mingteng Mould made a repayment to Bank of Jiangsu in respect of the short-term loan agreement on maturity, with principal amount of RMB 2 million (approximately $0.28 million).

On February 21, 2024, Wuxi Mingteng Mould entered into an additional unsecured short-term loan agreement with Bank of Jiangsu with principal amount of RMB 10 million (approximately $1.4 million), with an annual interest rate of 2.95%. The maturity date of the loan is February 20, 2025.

On January 1, 2024, Wuxi Mingteng Mould entered into a new lease agreement with Risheng International Leasing Co., Ltd. (the Landlord) for office and production space. The lease period was from January 1, 2024 to December 31, 2024, with an annual rental of RMB 660,240 (approximately $93,217). This agreement has a lease term not over than 12 months and does not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise. Wuxi Mingteng Mould chose to elect short-term lease measurement, and recognized the lease payments in net income on a straight-line basis over the lease term.

SCHEDULE I—PARENT COMPANY FINANCIAL INFORMATION

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiary exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

As of December 31, 2023 and 2022, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any. On September 30, 2022, Mingteng International declared cash dividends of RMB 2.5 million (approximately $0.35 million) to shareholders which were paid by Wuxi Mingteng Mould in December 2022.